Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Computation of The Basic and Diluted Earnings
The following table shows the computation of the basic and diluted earnings per share:

	For the years ended December 31,
	(1) 2020		(1) 2021		2022
Net profit for the period attributable to equity holders of the parent from continuing operations	Ps.	35,264,826	Ps.	68,187,225	Ps.	82,878,406
Net profit for the period attributable to equity holders of the parent from discontinued operations		11,587,779		124,235,942		(6,719,015)

Net profit for the period attributable to equity holders of the parent		46,852,605		192,423,167		76,159,391
Weighted average shares (in millions)		66,265		65,967		63,936

Earnings per share attributable to equity holders of the parent continuing operations	Ps.	0.53	Ps.	1.03	Ps.	1.30

Earnings per share attributable to equity holders of the parent discontinued operations	Ps.	0.17	Ps.	1.88	Ps.	(0.11)